Finance Costs - Summary of Finance Costs (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Average interest rate used for interest capitalisation	3.55%	3.51%	3.54%